Acquisitions/Divestitures - Divestitures (Details) $ in Millions	3 Months Ended						6 Months Ended	12 Months Ended
	Dec. 31, 2017 item	Sep. 30, 2017 item	Jun. 30, 2017 item	Mar. 31, 2017 item	Dec. 31, 2016 item	Mar. 31, 2016 item	Jun. 30, 2019 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Select Standalone Cognitive Solutions Software Products | Expected
Divestitures
Cash consideration | $							$ 1,775
Consideration receivable at closing (as a percent)							50.00%
Select Standalone Cognitive Solutions Software Products | Expected | Minimum
Divestitures
Period after closing for receipt of remaining consideration							12 months
Select Standalone Cognitive Solutions Software Products | Expected | Maximum
Divestitures
Period after closing for receipt of remaining consideration							15 months
Others
Divestitures
Pre-tax gain on sale of business | $								$ 31	$ 42
Research-Related Divestitures
Divestitures
Number of divestitures				1
Cognitive Solutions Divestitures
Divestitures
Number of divestitures	1	1	2					4
Software Product-Related Divestitures
Divestitures
Number of divestitures						4
Service-Related Offerings
Divestitures
Number of divestitures					1